Related party transactions (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Aug. 12, 2014	Dec. 31, 2015
Revenues
Time charter revenue Höegh Gallant		$ 22,785	$ 11,065	$ 44,454	$ 22,577
Operating expenses
Vessel operating expenses		(4,252)	(1,599)	(8,034)	(3,859)
Financial (income) expense
Interest income from joint ventures and demand note		232	2,425	505	4,852
Interest expense and commitment fees to Höegh LNG		(6,354)	(3,710)	(12,760)	(7,510)
Total		4,062	16,438	3,022	19,016	$ (11,941)	$ 41,279
Hoegh LNG and Subsidiaries [Member]
Revenues
Time charter revenue Höegh Gallant	[1]	11,945	0	23,000	0
Operating expenses
Vessel operating expenses	[2]	(3,733)	(1,224)	(7,043)	(2,484)
Hours and overhead	[3]	(857)	(357)	(1,474)	(674)
Financial (income) expense
Interest income from joint ventures and demand note	[4]	221	2,425	482	4,852
Interest expense and commitment fees to Höegh LNG	[5]	(1,252)	(301)	(2,503)	(599)
Total		$ 6,324	$ 543	$ 12,462	$ 1,095

[1]	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
[2]	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
[3]	Hours and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.
[4]	Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. In the consolidated and combined carve-out statements of cash flows, the interest paid from joint ventures is treated as a return on investment and included in net cash flows from operating activities. For the three and six months ended June 30, 2015 interest income also included interest on the $140 million demand note due from Höegh LNG.
[5]	Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an undrawn $85.0 million revolving credit facility for general partnership purposes which incurs a commitment fee and a $47 million seller’s credit note to finance part of the Höegh Gallant acquisition which incurs interest expense.